1933 Act File No. 2-75756
                                                      1940 Act File No. 811-3385

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                               -----

     Pre-Effective Amendment No.    ...........................

     Post-Effective Amendment No. 31...........................  X
                                  --                           -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

     Amendment No. 26............................................X
                   --                                            -----

                              FEDERATED STOCK TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower

                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on DECEMBER 31, 1998 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a)(i)
    on                   pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP

2101 L Street, N.W.
Washington, DC  20037




FEDERATED STOCK TRUST



A large capitalization value mutual fund investing primarily in common stocks of high quality companies.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             6
How is the Fund Sold?                                            6
How to Purchase Shares                                           6
How to Redeem Shares                                             7
Account and Share Information                                    9
Who Manages the Fund?                                            9
Financial Information                                           11
Report of Independent Auditors                                  23

DECEMBER 31, 1998


RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide growth of income and capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, characterized by sound management and have the ability to finance expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline and you could lose money. Other risks of investing in the Fund include Sector Risk and Risk of Foreign Investing.


  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federated Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
o Federated Stock Trust

[GRAPH REPRESENTATION OMITTED.  SEE APPENDIX.]



Average Annual Total Return

Average Annual Returns for the Fund compared to the Standard & Poor's 500 Index (S&P 500) and Lipper Growth and Income Funds Average (LGIFA).


                                                S&P 500

                                       Fund        Index      LGIFA

1 Year                               34.42%       33.36%      9.88%
5 Years                              19.86%       20.27%     16.38%
10 Years                             15.78%       18.02%     14.59%

The table shows the Fund's average annual total returns relative to the S&P 500, a broad-based market index and the LGIFA, an average of funds with similar investment objectives.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED STOCK TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




Shareholder Fees

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price).......................................  None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)........................................................................................  None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)

(as a percentage of offering price)........................................................................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable).........................................................  None
Exchange Fee...............................................................................................................  None

Annual Fund Operating Expenses (Before Waivers)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/..........................................................................................................  0.68%
Distribution (12b-1) Fee...................................................................................................  None
Shareholder Services Fee/3/................................................................................................  0.25%
Other Expenses.............................................................................................................  0.14%
Total Annual Fund Operating Expenses.......................................................................................  1.07%

1 Although not contractually obligated to do so, the shareholder services provider waived a portion of their fees. These are described below with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.


   Waiver of Fund expenses                                                                                      0.11%

   Total Actual Annual Fund Operating Expenses (after waivers)                                                  0.96%

2 The maximum management services fee is 0.75% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.60% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.40% of average daily net assets in excess of $2 billion.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.14% for the year ended October 31, 1998.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      1 Year  3 Years  5 Years   10 Years
                       $109     $340     $590     $1,306



What are the Fund's Investment Strategies?



The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, characterized by sound management and have the ability to finance expected growth. The Adviser attempts to identify good long-term values through disciplined investing and careful fundamental research. The Fund's holdings ordinarily will be in large capitalization companies that are in the top 25% of their industries with regard to revenues.

The Adviser ranks the future performance potential of companies, based on valuation models which attempt to identify companies trading at low valuation relative to their history, to the market and to their expected future growth. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earning estimates. In addition, the Adviser performs traditional fundamental analysis to select the most promising companies for the Fund's portfolio.

  Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector.

Portfolio Turnover

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.



Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve the Risk of Foreign Investing.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline and you could lose money.

  The Fund's investment adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, Value stocks are typically less volatile than Growth stocks. For instance, the price of a Value stock may experience a smaller increase on an analyst's upward earnings estimate revision, a positive fundamental development, or other positive market development. Further, Value stocks tend to have higher dividend yields than Growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

RISK OF FOREIGN INVESTING

Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). Fund Shares are sold without a sales charge.

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and



 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check



Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.



How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV on the day the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on the next calculated NAV.



By Mail

You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form.

Send requests by mail to:



 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed, and;
 .  signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions



The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.


  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



THE FUND'S PORTFOLIO MANAGER IS AS FOLLOWS:

Michael P. Donnelly

Michael P. Donnelly has been the Fund's portfolio manager since November 1997. Mr. Donnelly has been a Portfolio Manager of various Federated Funds for the past five years. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser since 1994. He served as an Assistant Vice President of the Fund's Adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

  The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown on the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


                                                    Advisory Fee as a

Average Daily                                       Percentage of Average
Net Assets                                          Daily Net Assets

-------------------------------------------------------------------------
First $500 million                                  0.750%

-------------------------------------------------------------------------
Second $500 million                                 0.675%
-------------------------------------------------------------------------
Third $500 million                                  0.600%
-------------------------------------------------------------------------
Fourth $500 million                                 0.525%
-------------------------------------------------------------------------
Over $2 billion                                     0.400%
-------------------------------------------------------------------------



Under the investment advisory contract, the Adviser will reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses exceed 1.00% of its average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Reference is made to the Independent Auditor's Report on page 23.


Year Ended October 31                       1998            1997            1996           1995           1994
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $    39.90       $    34.38       $  30.66       $  26.33       $  26.40
---------------------------------------
Income From Investment Operations:

---------------------------------------
Net investment income                           0.37             0.36           0.53           0.47           0.46
---------------------------------------
Net realized and unrealized gain on

investments                                     5.38             9.54           5.84           5.04           0.68
------------------------------------------------------------------------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS              5.75             9.90           6.37           5.51           1.14
------------------------------------------------------------------------------------------------------------------
Less Distributions:

---------------------------------------
Distributions from net investment

income                                         (0.36)           (0.38)         (0.51)         (0.49)         (0.43)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain

on investments                                 (7.22)           (4.00)         (2.14)         (0.69)         (0.78)
------------------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS                          (7.58)           (4.38)         (2.65)         (1.18)         (1.21)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $    38.07       $    39.90       $  34.38       $  30.66       $  26.33
------------------------------------------------------------------------------------------------------------------
Total Return/1/                                16.40%           32.27%         22.08%         21.98%          4.55%
------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

------------------------------------------------------------------------------------------------------------------
Expenses                                        0.96%            0.99%          0.99%          1.01%          0.97%
------------------------------------------------------------------------------------------------------------------
Net investment income                           0.98%            0.99%          1.64%          1.71%          1.81%
------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement/2/                 0.11%            0.13%          0.15%          0.15%            --
------------------------------------------------------------------------------------------------------------------
Supplemental Data:

------------------------------------------------------------------------------------------------------------------
Net assets, end of period

 (000 omitted)                            $1,448,819       $1,174,018       $830,545       $632,069       $600,664
------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                41%              71%            55%            42%            28%
------------------------------------------------------------------------------------------------------------------

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 1998


Shares                                                                                             Value

--------------------------------------------------------------------------------------------------------
                COMMON STOCKS--98.5%

                Basic Industry--4.2%

       940,800  Archer-Daniels-Midland Co.                                                $   15,699,600
                ---------------------------------------------------------------------
       520,400  Crown Cork & Seal Co., Inc.                                                   16,587,750
                ---------------------------------------------------------------------
       154,000  Dow Chemical Co.                                                              14,418,250
                ---------------------------------------------------------------------
     2,287,500  LTV Corp.                                                                     14,010,938
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                       60,716,538

                ----------------------------------------------------------------------------------------
                Consumer Durables--5.3%

       775,000  Cooper Tire & Rubber Co.                                                      12,884,375
                ---------------------------------------------------------------------
       228,800  Eastman Kodak Co.                                                             17,732,000
                ---------------------------------------------------------------------
       252,500  General Motors Corp.                                                          15,923,281
                ---------------------------------------------------------------------
       424,000  Hasbro, Inc.                                                                  14,866,500
                ---------------------------------------------------------------------
       459,500  Rubbermaid, Inc.                                                              15,249,656
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                       76,655,812

                ----------------------------------------------------------------------------------------
                Consumer Non-durables--7.3%

       293,000  Kimberly-Clark Corp.                                                          14,137,250
                ---------------------------------------------------------------------
       400,200  Philip Morris Cos., Inc.                                                      20,460,225
                ---------------------------------------------------------------------
       430,900  RJR Nabisco Holdings Corp.                                                    12,307,581
                ---------------------------------------------------------------------
       244,200  Sara Lee Corp.                                                                14,575,688
                ---------------------------------------------------------------------
       729,500  UST, Inc.                                                                     24,803,000
                ---------------------------------------------------------------------
       253,000  Unilever N.V., ADR                                                            19,038,250
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                      105,321,994

                ----------------------------------------------------------------------------------------
                Energy Minerals--8.4%

       136,900  Atlantic Richfield Co.                                                         9,428,987
                ---------------------------------------------------------------------
       176,500  Chevron Corp.                                                                 14,384,750
                ---------------------------------------------------------------------
       238,800  Exxon Corp.                                                                   17,014,500
                ---------------------------------------------------------------------
       150,400  /1/Noble Drilling Corp.                                                        2,585,000
                ---------------------------------------------------------------------
       423,000  Occidental Petroleum Corp.                                                     8,407,125
                ---------------------------------------------------------------------
       196,500  Royal Dutch Petroleum Co., ADR                                                 9,677,625
                ---------------------------------------------------------------------
       531,900  Sun Co., Inc.                                                                 18,250,819
                ---------------------------------------------------------------------
       220,500  Texaco, Inc.                                                                  13,078,406
                ---------------------------------------------------------------------
       539,500  USX Marathon Group, Inc.                                                      17,634,906
                ---------------------------------------------------------------------
       410,500  YPF Sociedad Anonima, ADR                                                     11,878,844
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                      122,340,962

                ----------------------------------------------------------------------------------------

Shares                                                                                             Value

--------------------------------------------------------------------------------------------------------
                COMMON STOCKS--continued
                Finance--13.6%

       254,000  Allmerica Financial Corp.                                                 $   12,700,000
                ---------------------------------------------------------------------
       364,000  Allstate Corp.                                                                15,674,750
                ---------------------------------------------------------------------
       284,500  Bear Stearns Cos., Inc.                                                       10,153,094
                ---------------------------------------------------------------------
       316,000  Block (H&R), Inc.                                                             14,160,750
                ---------------------------------------------------------------------
       444,700  Boston Properties, Inc.                                                       12,673,950
                ---------------------------------------------------------------------
       401,100  CIGNA Corp.                                                                   29,255,231
                ---------------------------------------------------------------------
       509,000  Conseco, Inc.                                                                 17,655,937
                ---------------------------------------------------------------------
        64,000  General RE Corp.                                                              14,060,000
                ---------------------------------------------------------------------
       280,800  Hartford Financial Services Group, Inc.                                       14,917,500
                ---------------------------------------------------------------------
       198,800  MBIA Insurance Corporation                                                    12,151,650
                ---------------------------------------------------------------------
       252,750  Marsh & McLennan Cos., Inc.                                                   14,027,625
                ---------------------------------------------------------------------
       225,000  Morgan Stanley, Dean Witter & Co.                                             14,568,750
                ---------------------------------------------------------------------
       399,600  Washington Mutual, Inc.                                                       14,960,025
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                      196,959,262

                ----------------------------------------------------------------------------------------
                Health Care--10.4%

       472,000  Abbott Laboratories                                                           22,154,500
                ---------------------------------------------------------------------
       259,400  Baxter International, Inc.                                                    15,547,787
                ---------------------------------------------------------------------
     1,236,200  /1/Beverly Enterprises, Inc.                                                   8,344,350
                ---------------------------------------------------------------------
       254,500  Bristol-Myers Squibb Co.                                                      28,138,156
                ---------------------------------------------------------------------
       134,100  Merck & Co., Inc.                                                             18,137,025
                ---------------------------------------------------------------------
       525,000  Pharmacia & Upjohn, Inc.                                                      27,792,188
                ---------------------------------------------------------------------
       239,500  Smithkline Beecham Corp., ADR                                                 15,268,125
                ---------------------------------------------------------------------
       363,500  United Healthcare Corp.                                                       15,834,969
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                      151,217,100

                ----------------------------------------------------------------------------------------
                Producer Manufacturing--11.4%

       347,500  Deere & Co.                                                                   12,292,812
                ---------------------------------------------------------------------
       471,500  Ingersoll-Rand Co.                                                            23,810,750
                ---------------------------------------------------------------------
       336,000  Johnson Controls, Inc.                                                        18,900,000
                ---------------------------------------------------------------------
       402,300  /1/Lexmark Intl. Group, Class A                                               28,135,856
                ---------------------------------------------------------------------
       265,000  Loews Corp.                                                                   24,893,438
                ---------------------------------------------------------------------
       494,000  Parker-Hannifin Corp.                                                         17,660,500
                ---------------------------------------------------------------------
       257,500  Philips Electronics N.V., ADR                                                 14,130,313
                ---------------------------------------------------------------------
       402,900  Tenneco, Inc.                                                                 12,238,088
                ---------------------------------------------------------------------
       219,965  Tyco International Ltd.                                                       13,624,082
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                      165,685,839

                ----------------------------------------------------------------------------------------
Shares                                                                                             Value

--------------------------------------------------------------------------------------------------------
                COMMON STOCKS--continued
                Retail Trade--3.8%

       404,600  Dillards, Inc., Class A                                                   $   12,567,887
                ---------------------------------------------------------------------
       921,300  /1/K Mart Corp.                                                               13,013,362
                ---------------------------------------------------------------------
       415,500  Wal-Mart Stores, Inc.                                                         28,669,500
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                       54,250,749

                ----------------------------------------------------------------------------------------
                Services--7.3%

       151,300  ABB AB, ADR                                                                   15,886,500
                ---------------------------------------------------------------------
       561,200  /1/King World Productions, Inc.                                               14,731,500
                ---------------------------------------------------------------------
       982,000  News Corp. Ltd., ADR                                                          23,752,125
                ---------------------------------------------------------------------
       507,500  /1/Tricon Global Restaurants, Inc.                                            22,076,250
                ---------------------------------------------------------------------
       246,500  /1/Viacom, Inc., Class A                                                      14,635,938
                ---------------------------------------------------------------------
       321,900  Waste Management, Inc.                                                        14,525,738
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                      105,608,051

                ----------------------------------------------------------------------------------------
                Technology--13.0%

       344,975  AMP, Inc.                                                                     14,165,536
                ---------------------------------------------------------------------
       465,000  Electronic Data Systems Corp.                                                 18,919,687
                ---------------------------------------------------------------------
       850,000  First Data Corp.                                                              22,525,000
                ---------------------------------------------------------------------
       143,700  International Business Machines Corp.                                         21,330,469
                ---------------------------------------------------------------------
       194,700  Northrop Corp.                                                                15,527,325
                ---------------------------------------------------------------------
     1,062,500  /1/Novell, Inc.                                                               15,804,688
                ---------------------------------------------------------------------
       251,500  Raytheon Co., Class A                                                         14,084,000
                ---------------------------------------------------------------------
       469,000  /1/Seagate Technology, Inc.                                                   12,369,875
                ---------------------------------------------------------------------
       593,000  /1/Storage Technology Corp.                                                   19,828,438
                ---------------------------------------------------------------------
       572,900  /1/Sun Microsystems, Inc.                                                     33,371,425
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                      187,926,443

                ----------------------------------------------------------------------------------------
                Transportation--2.4%

       395,100  CNF Transportation, Inc.                                                      11,951,775
                ---------------------------------------------------------------------
       377,000  KLM Royal Dutch Airlines, ADR                                                 11,380,687
                ---------------------------------------------------------------------
       477,000  Ryder Systems, Inc.                                                           11,746,125
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                       35,078,587

                ----------------------------------------------------------------------------------------
                Utilities--11.4%

       260,900  AT&T Corp.                                                                    16,241,025
                ---------------------------------------------------------------------
       326,800  Bell Atlantic Corp.                                                           17,361,250
                ---------------------------------------------------------------------
       364,000  Coastal Corp.                                                                 12,831,000
                ---------------------------------------------------------------------
       688,000  Entergy Corp.                                                                 19,780,000
                ---------------------------------------------------------------------
       251,000  FPL Group, Inc.                                                               15,703,187
                ---------------------------------------------------------------------
       258,000  GTE. Corp.                                                                    15,141,375
                ---------------------------------------------------------------------
Shares or
Principal

Amount                                                                                             Value

--------------------------------------------------------------------------------------------------------
                COMMON STOCKS--continued

                Utilities--continued

       519,500  Houston Industries, Inc.                                                  $   16,136,969
                ---------------------------------------------------------------------
       584,000  P G & E Corp.                                                                 17,775,500
                ---------------------------------------------------------------------
       426,000  Public Service Enterprises Group, Inc.                                        16,188,000
                ---------------------------------------------------------------------
       311,000  U.S. West, Inc.                                                               17,843,625
                ----------------------------------------------------------------------------------------
                  TOTAL                                                                      165,001,931

                ----------------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $1,119,177,313)                     1,426,763,268
                ----------------------------------------------------------------------------------------
                /2/REPURCHASE AGREEMENTS--1.9%

   $27,700,000  Westdeutsche Landesbank Girozentrale, 5.42%, dated 10.30/1988, due

                11/2/1998 (at amortized cost)                                                 27,700,000

                ----------------------------------------------------------------------------------------
                /3/TOTAL investments (identified cost $1,146,877,313)                     $1,454,463,268
                ----------------------------------------------------------------------------------------

1  Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $1,146,877,313. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $307,585,955 which is comprised of $369,614,515 appreciation and $62,028,560 depreciation at October 31, 1998.

   Note: The categories of investments are shown as a percentage of net assets ($1,448,819,399) at October 31, 1998.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1998


Assets:

---------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $1,146,877,313)                     $1,454,463,268
---------------------------------------------------------------------------------------
Income receivable                                                                                           1,200,723

---------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  6,389,624

---------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                                                           1,462,053,615

---------------------------------------------------------------------------------------------------------------------
Liabilities:

---------------------------------------------------------------------------------------
Payable for investments purchased                                                         $8,782,329

---------------------------------------------------------------------------------------
Payable for shares redeemed                                                                1,111,238

---------------------------------------------------------------------------------------
Payable to Bank                                                                            2,998,220

---------------------------------------------------------------------------------------
Payable for taxes withheld                                                                    16,164

---------------------------------------------------------------------------------------
Accrued expenses                                                                             326,265

---------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                                                         13,234,216

---------------------------------------------------------------------------------------------------------------------
Net Assets for 38,059,584 shares outstanding                                                           $1,448,819,399
---------------------------------------------------------------------------------------------------------------------
Net Assets Consists of:

---------------------------------------------------------------------------------------
Paid in capital                                                                                        $  991,734,538
---------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                307,585,955

---------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                              148,401,653
---------------------------------------------------------------------------------------
Undistributed net investment income                                                                         1,097,253

---------------------------------------------------------------------------------------------------------------------
 TOTAL NET ASSETS                                                                                      $1,448,819,399

---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

---------------------------------------------------------------------------------------
$1,448,819,399 (divide) 38,059,584 shares outstanding                                                          $38.07
---------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1998


Investment Income:

----------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $206,795)                                                     $ 24,937,974
----------------------------------------------------------------------------------------
Interest                                                                                                     1,692,333

----------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME                                                                                               26,630,307

----------------------------------------------------------------------------------------------------------------------
Expenses:

----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $ 9,348,739
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   1,033,896

----------------------------------------------------------------------------------------
Custodian fees                                                                                 85,224

----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      335,595
----------------------------------------------------------------------------------------
Trustees' fees                                                                                 19,172

----------------------------------------------------------------------------------------
Auditing fees                                                                                  15,000

----------------------------------------------------------------------------------------
Legal fees                                                                                      6,182

----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     174,029

----------------------------------------------------------------------------------------
Shareholder services fee                                                                    3,427,708

----------------------------------------------------------------------------------------
Share registration costs                                                                       96,295

----------------------------------------------------------------------------------------
Printing and postage                                                                           33,908

----------------------------------------------------------------------------------------
Insurance premiums                                                                              8,835

----------------------------------------------------------------------------------------
Taxes                                                                                              75

----------------------------------------------------------------------------------------
Miscellaneous                                                                                  20,216

----------------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                                                            14,604,874

----------------------------------------------------------------------------------------------------------------------
Waivers:

----------------------------------------------------------------------------------------
Waiver of shareholder services fee                                                         (1,458,795)

----------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                13,146,079

----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                       13,484,228

----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments:

----------------------------------------------------------------------------------------
Net realized gain on investments                                                                           148,484,465

----------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                        34,385,883
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                            182,870,348
----------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                                            $196,354,576
----------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Year Ended October 31                                                                         1998              1997
--------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

----------------------------------------------------------------------------------
Operations:

----------------------------------------------------------------------------------
Net investment income                                                               $   13,484,228    $   10,045,256
----------------------------------------------------------------------------------
Net realized gain on investments ($148,479,604 and $216,060,330, respectively,

as computed for federal tax purposes)                                                  148,484,465       216,054,303
----------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   34,385,883        60,971,289
--------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                        196,354,576       287,070,848
--------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:

----------------------------------------------------------------------------------
Distributions from net investment income                                               (12,886,475)      (10,361,425)
----------------------------------------------------------------------------------
Distributions from net realized gains                                                 (216,135,366)      (97,657,959)
----------------------------------------------------------------------------------
Change in net assets resulting from distributions to shareholders                     (229,021,841)      108,019,384
--------------------------------------------------------------------------------------------------------------------
Share Transactions:

----------------------------------------------------------------------------------
Proceeds from sale of shares                                                           632,560,746       460,006,623
----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of

distributions declared                                                                 143,104,220        64,586,473
----------------------------------------------------------------------------------
Cost of shares redeemed                                                               (468,196,162)     (360,171,984)
--------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from share transactions                                 307,468,804       164,421,112
--------------------------------------------------------------------------------------------------------------------
Change in net assets                                                                   274,801,539       343,472,576
--------------------------------------------------------------------------------------------------------------------
Net Assets:

----------------------------------------------------------------------------------
Beginning of period                                                                  1,174,017,860       830,545,284
--------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $1,097,253 and

$499,500, respectively)                                                             $1,448,819,399    $1,174,017,860
--------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1998

ORGANIZATION

Federated Stock Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


Year Ended October 31                                                                                     1998           1997
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                         16,935,050     12,996,702

-----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                   4,119,701      2,042,263
-----------------------------------------------------------------------------------------------
Shares redeemed                                                                                    (12,419,564)    (9,770,103)
-----------------------------------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                       8,635,187      5,268,862
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.60% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.40% of average daily net assets in excess of $2 billion. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 1% of average daily net assets of the Trust.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:



-----------------------------------------------------------
Purchases                                      $615,223,606

-----------------------------------------------------------
Sales                                          $549,458,236

-----------------------------------------------------------

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF FEDERATED STOCK TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Stock Trust as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Stock Trust at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
December 21, 1998

NOTES

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Federated

WORLD-CLASS INVESTMENT MANAGER(SM)

Federated Stock Trust

P R O S P E C T U S

Federated(SM)

Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3385


Cusip 313900102

8120102A (12/98)

Federated is a registered mark             [RECYCLED

of Federated Investors, Inc.                 PAPER

1998 (C) Federated Investors, Inc.           LOGO]           DECEMBER 31, 1998






STATEMENT OF ADDITIONAL INFORMATION

Federated Stock Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Stock Trust (Fund), dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.

DECEMBER 31, 1998

                              CONTENTS



                              How is the Fund Organized?
                              Investment Risks
                              Securities in Which the Fund Invests
                              What do Shares Cost?
                              How is the Fund Sold?
                              Exchanging Securities for Shares
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information

                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Addresses


Cusip 313900102
8120102B (12/98)

How is the Fund Organized?



The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 30, 1981.

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Equity Securities

Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

  Common Stocks

  Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred Stocks

  Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  REITs

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  Warrants

  Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

  Treasury Securities

  Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest Credit Risk.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low Credit Risk, but not as low as Treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against Credit Risk, it does not reduce the Market and prepayment risks of these mortgage backed securities.

  Corporate Debt Securities

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.



  Commercial Paper

  Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or borrowings from bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the Market and Credit Risks as compared to other debt securities of the same issuer.

  Demand Instruments

  Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the Market and Credit Risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Special Transactions

  Repurchase Agreements

  Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase Agreements are subject to Credit Risk.

  Securities of Other Investment Companies

  The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

  When Issued Transactions

  When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Bond Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

  Foreign Securities

  Foreign Securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S. In addition to the risks normally associated with U.S. securities of the same type, Foreign Securities are subject to risks related to the issuer's country and that country's currency.

     Depositary Receipts

     Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts
     (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities.



Investment risks

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in the prospectus. Additional risk factors are outlined below.

EQUITY SECURITIES INVESTMENT RISKS
Liquidity Risks

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity making it more difficult to sell or buy the securities at a favorable price or time. In response, the fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.


FIXED INCOME SECURITIES INVESTMENT RISKS



Bond Market Risk

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk

Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating service's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. In the case of unrated securities, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or disrupt management of the Fund's portfolio .

Call Risk

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a "call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than more widely held securities. This limits trading opportunities, making it more difficult to sell or buy the security at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.



Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.


OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Noninvestment Grade Securities

Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

INVESTMENT LIMITATIONS

The Fund will not change any of the investment policies or limitations described below without approval of shareholders, unless indicated otherwise.

Stocks

At least 80% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position.

Illiquid Securities

Management will limit the amount of repurchase agreements with maturities in excess of seven days and other illiquid securities to not more than 10% of the Fund's assets.

Buying on Margin

The Fund will not purchase any securities on margin, except for such credits as are necessary for the clearance of transactions.

Selling Short

The Fund will not make short sales of securities.

Borrowing Money

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets including the amount borrowed in order to meet redemption requests without immediately selling portfolio securities. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.) While any such borrowings are outstanding, no purchases of investment securities will be made by the Fund.

Pledging Assets

The Fund will not pledge, mortgage or hypothecate its assets, except that, to secure permitted borrowings, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

Investing in Commodities or Minerals

The Fund will not purchase or sell commodities, commodity contracts, oil, gas, or other mineral exploration or development programs.

Investing in Real Estate

The Fund will not purchase or sell real estate, but this shall not prevent the Fund from investing in municipal bonds secured by real estate or interest therein.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities permitted by its investment objective.

Purchasing Securities of Other Investment Companies

The Fund will not invest in securities issued by any other investment company or investment trust except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases other than the customary broker's commission or except when such a purchase, though not made in the open market, is part of a plan of merger or consolidation.

Diversification of Investments

The Fund will not purchase the securities of any issuer (except cash, cash instruments and securities issued or guaranteed by the United States government, its agencies or instrumentalities) if as a result more than 5% of its total assets would be invested in the securities of such issuer.

Dealing in Puts and Calls

The Fund will not write, purchase or sell puts, calls, straddles or spreads or any combinations thereof.

Investing in Issuers whose Securities are Owned by Officers of the Fund

The Fund will not purchase or retain the securities of any issuer other than the securities of the Fund, if, to the Fund's knowledge, those officers and Trustees of the Fund, or of the adviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

Concentration of Investments in One Industry

The Fund will not invest more than 25% of the value of its total assets in one industry.

Acquiring Securities

The Fund may not acquire more than 10% of the voting securities of any one issuer.

Investing in New Issuers

The Fund may not invest more than 5% of the value of the total assets of the Fund in securities of issuers which have a record of less than three years of continuous operation, including the operation of any predecessor.

Purchasing Securities to Exercise Control

The Fund may not invest in securities of a company for the purpose of exercising control or management. However, the Fund will acquire no more than 10% of the voting securities of an issuer and may exercise its voting power in the Fund's best interest. From time to time the Fund, together with other investment companies advised by the adviser or its affiliated companies, may buy and hold substantial amounts of the voting stock of a company, and all such stock may be voted together in regard to the company's affairs. In some cases, the Fund and other investment companies advised by the adviser or its affiliated companies holding such stock might collectively be considered to be in control of such a company. Officers or affiliates of the Fund might possibly become directors of companies in which the Fund holds stock.

Issuing Senior Securities

The Fund will not issue senior securities except as permitted by its investment objective, policies and limitations.

Restricted Securities

The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4 (2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

Except with respect to borrowing money, if any of the percentage limitations set forth are adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction nor will the Fund be required to make any changes in its portfolio holdings.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

 . for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

 . for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES



The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.



Exchanging Securities For Shares

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Fund's outstanding shares entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 2,528,250 shares (6.09%) and National Financial Services (for the exclusive benefit of its customer), New York, NY, owned approximately 2,648,191 shares (6.38%).

Tax Information

FEDERAL INCOME TAX



The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES



The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of October 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                               Total
Birthdate                                                                       Aggregate          Compensation
Address                     Principal Occupations                               Compensation       From Trust
Position With Trust         for Past 5 Years                                    From Trust         and Fund Complex

John F. Donahue#*##         Chief Executive Officer and Director or                 $       0      $0 for the
Birthdate: July 28,         Trustee of the Federated Fund Complex.                                 Trust and
 1924                       Chairman and Director, Federated Investors,                            56 other
Federated Investors         Inc.; Chairman and Trustee, Federated                                  investment

 Tower                      Advisers, Federated Management, and Federated                          companies
1001 Liberty Avenue         Research; Chairman and Director, Federated                             in the Fund
Pittsburgh, PA              Research Corp., and Federated Global Research                          Complex

CHAIRMAN AND TRUSTEE        Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley            Director or Trustee of the Federated Fund               $1,869.36      $111,222 for the
Birthdate: February         Complex; Director, Member of Executive                                 Trust and
 3, 1934                    Committee, Children's Hospital of Pittsburgh;                          56 other
15 Old Timber Trail         formerly: Senior Partner, Ernst & Young LLP;                           investment
Pittsburgh, PA              Director, MED 3000 Group, Inc.; Director,                              companies
TRUSTEE                     Member of Executive Committee, University of                           in the Fund

                            Pittsburgh.                                                            Complex

John T. Conroy, Jr.         Director or Trustee of the Federated Fund               $2,056.61      $122,362 for the
Birthdate: June 23,         Complex; President, Investment Properties                              Trust and
 1937                       Corporation; Senior Vice President, John R.                            56 other

Wood/IPC Commercial         Wood and Associates, Inc., Realtors; Partner                           investment
 Dept.                      or Trustee in private real estate ventures in                          companies

John R. Wood                Southwest Florida; formerly: President,                                in the Fund
 Associates, Inc.           Naples Property Management, Inc. and                                   Complex

 Realtors                   Northgate Village Development Corporation.
3255 Tamiami Trial

 North Naples, FL

TRUSTEE

Nicholas Constantakis       Director or Trustee of the Federated Fund               $1,412.44      $0 for the
Birthdate: September        Complex; formerly: Partner, Andersen                                   Trust and
 3, 1939                    Worldwide SC.                                                          36 other
175 Woodshire Drive                                                                                investment
Pittsburgh, PA                                                                                     companies
TRUSTEE                                                                                            in the Fund

                                                                                                   Complex

William J. Copeland         Director or Trustee of the Federated Fund               $2,056.61      $122,362 for the
Birthdate: July 4,          Complex; Director and Member of the Executive                          Trust and
 1918                       Committee, Michael Baker, Inc.; formerly:                              56 other
One PNC Plaza-23rd          Vice Chairman and Director, PNC Bank, N.A.,                            investment

 Floor                      and PNC Bank Corp.; Director, Ryan Homes, Inc.                         companies
Pittsburgh, PA                                                                                     in the Fund
TRUSTEE                     Retired: Director, United Refinery; Director,                          Complex

                            Forbes Fund; Chairman, Pittsburgh Foundation;
                            Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.         Director or Trustee of the Federated Fund               $2,056.61      $122,362 for the
Birthdate: May 18,          Complex; Attorney-at-law; Director, The                                Trust and
 1922                       Emerging Germany Fund, Inc.                                            56 other
571 Hayward Mill Road                                                                              investment
Concord, MA                 Retired: President, Boston Stock Exchange,                             companies
TRUSTEE                     Inc.; Regional Administrator, United States                            in the Fund

                            Securities and Exchange Commission.                                    Complex

Lawrence D. Ellis,          Director or Trustee of the Federated Fund               $1,869.36      $111,222 for the
 M.D.*                      Complex; Professor of Medicine, University of                          Trust and
Birthdate: October          Pittsburgh; Medical Director, University of                            56 other
 11, 1932                   Pittsburgh Medical Center  Downtown;                                   investment

3471 Fifth Avenue           Hematologist, Oncologist, and Internist,                               companies
Suite 1111                  Presbyterian and Montefiore Hospitals;                                 in the Fund
Pittsburgh, PA              Member, National Board of Trustees, Leukemia                           Complex

TRUSTEE                     Society of America.

Edward L. Flaherty,         Director or Trustee of the Federated Fund               $2,056.61      $122,362 for the
 Jr., Esq. #                Complex; Attorney, of Counsel, Miller, Ament,                          Trust and
Birthdate: June 18,         Henny & Kochuba; Director, Eat'N Park                                  56 other
 1924                       Restaurants, Inc.; formerly: Counsel, Horizon                          investment

Miller, Ament, Henny        Financial, F.A., Western Region; Partner,                              companies
 & Kochuba                  Meyer and Flaherty.                                                    in the Fund

205 Ross Street                                                                                    Complex
Pittsburgh, PA

TRUSTEE

Peter E. Madden             Director or Trustee of the Federated Fund               $1,869.36      $111,222 for the
Birthdate: March 16,        Complex; formerly: Representative,                                     Trust and
 1942                       Commonwealth of Massachusetts General Court;                           56 other
One Royal Palm Way          President, State Street Bank and Trust                                 investment
100 Royal Palm Way          Company and State Street Corporation.                                  companies
Palm Beach, FL                                                                                     in the Fund
TRUSTEE                     Retired: Director, VISA USA and VISA                                   Complex
                            International; Chairman and Director,
                            Massachusetts Bankers Association; Director,
                            Depository Trust Corporation.

John E. Murray, Jr.,        Director or Trustee of the Federated Fund               $1,869.36      $111,222 for the
 J.D., S.J.D.               Complex; President, Law Professor, Duquesne                            Trust and
Birthdate: December         University; Consulting Partner, Mollica &                              56 other
 20, 1932                   Murray.                                                                investment

President, Duquesne                                                                                companies
 University                 Retired: Dean and Professor of Law,                                    in the Fund

Pittsburgh, PA              University of Pittsburgh School of Law; Dean                           Complex
TRUSTEE                     and Professor of Law, Villanova University

                            School of Law.

Wesley W. Posvar            Director or Trustee of the Federated Fund               $1,869.36      $111,222 for the
Birthdate: September        Complex; President, World Society of                                   Trust and
 14, 1925                   Ekistics, Athens; Professor, International                             56 other
1202 Cathedral of           Politics; Management Consultant; Trustee,                              investment

 Learning                   Carnegie Endowment for International Peace,                            companies
University of               RAND Corporation, Online Computer Library                              in the Fund

 Pittsburgh                 Center, Inc., National Defense University and                          Complex
Pittsburgh, PA              U.S. Space Foundation; President Emeritus,

TRUSTEE                     University of Pittsburgh; Founding Chairman,
                            National Advisory Council for Environmental
                            Policy and Technology, Federal Emergency
                            Management Advisory Board and Czech
                            Management Center, Prague.
                            Retired: Professor, United States Military
                            Academy; Professor, United States Air Force
                            Academy.

Marjorie P. Smuts           Director or Trustee of the Federated Fund               $1,869.36      $111,222 for the
Birthdate: June 21,         Complex; Public                                                        Trust and
 1935                       Relations/Marketing/Conference Planning.                               56 other

4905 Bayard Street                                                                                 investment
Pittsburgh, PA              Retired: National Spokesperson, Aluminum                               companies
TRUSTEE                     Company of America; business owner.                                    in the Fund

                                                                                                   Complex

Glen R. Johnson             Trustee, Federated Investors, Inc.; staff               $       0      $0 for the
Birthdate: May 2, 1929      member, Federated Securities Corp.                                     Trust and
Federated Investors                                                                                8 other
 Tower                                                                                             investment
1001 Liberty Avenue                                                                                companies
Pittsburgh, PA                                                                                     in the Fund
PRESIDENT                                                                                          Complex

J. Christopher              President or Executive Vice President of the            $       0      $0 for the
 Donahue##                  Federated Fund Complex; Director or Trustee                            Trust and
Birthdate: April 11,        of some of the Funds in the Federated Fund                             18 other
 1949                       Complex; President and Director, Federated                             investment
Federated Investors         Investors, Inc.; President and Trustee,                                companies

 Tower                      Federated Advisers, Federated Management, and                          in the Trust
1001 Liberty Avenue         Federated Research; President and Director,                            Complex
Pittsburgh, PA              Federated Research Corp. and Federated Global

EXECUTIVE VICE              Research Corp.; President, Passport Research,
 PRESIDENT                  Ltd.; Trustee, Federated Shareholder Services

                            Company; Director, Federated Services Company.

Edward C.

 Gonzales                   Trustee or Director of some of the Funds in the         $       0      $0 for the
Birthdate: October 22,      Federated Fund Complex; President, Executive                           Trust and
 1930                       Vice President and Treasurer of some of the Funds                      1 other investment
Federated Investors         in the Federated Fund Complex; Vice Chairman,                          companies

 Tower                      Federated Investors, Inc.; Vice President,                             in the Fund Complex
1001 Liberty Avenue         Federated Advisers, Federated Management, Federated
Pittsburgh, PA              Research, Federated Research Corp., Federated

EXECUTIVE VICE              Global Research Corp. and Passport Research, Ltd.;
 PRESIDENT                  Executive Vice President and Director, Federated

                            Securities Corp.; Trustee, Federated Shareholder
                            Services Company.

John W. McGonigle           Executive Vice President and Secretary of the           $       0      $0 for the Trust and
Birthdate: October 26,      Federated Fund Complex; Executive Vice President,                      56 other investment
 1938                       Secretary, and Director, Federated Investors, Inc.;                    in the Fund Complex
Federated Investors         Trustee, Federated Advisers, Federated companies

 Tower                      Management, and Federated Research; Director,
1001 Liberty Avenue         Federated Research Corp. and Federated Global
Pittsburgh, PA              Research Corp.; Director, Federated Services
EXECUTIVE VICE              Company; Director, Federated Securities Corp.

 PRESIDENT AND

 SECRETARY

Richard J. Thomas          Treasurer of the Federated Fund Complex; Vice            $       0      $0 for the
Birthdate:  June 17,       President - Funds Financial Services Division,                          Trust and
 1954                      Federated Investors, Inc.; Formerly: various                            56 other investment
Federated Investors        management positions within Funds Financial Services                    companies

 Tower                     Division of Federated Investors, Inc.                                   in the Fund Complex
1001 Liberty Avenue

Pittsburgh, PA

TREASURER

Richard B. Fisher          President or Vice President of some of the Funds         $       0      $0 for the
Birthdate: May 17,         in the Federated Fund Complex; Director or Trustee                      Trust and
 1923                      of some of the Funds in the Federated Fund Complex;                     56 other investment
Federated Investors        Executive Vice President, Federated Investors, Inc.;                    companies

 Tower                     Chairman and Director, Federated Securities Corp.                       in the Fund Complex
1001 Liberty Avenue
Pittsburgh, PA

VICE PRESIDENT

J. Thomas Madden           Chief Investment Officer of this Fund and various        $       0      $0 for the
Birthdate: October 22,     other Funds in the Federated Fund Complex; Executive                     Trust and
 1945                      Vice President, Federated Investment Counseling,                         12 other investment
Federated Investors        Federated Global Research Corp., Federated                               companies

 Tower                     Advisers, Federated Management, Federated Research,                      in the Fund Complex
1001 Liberty Avenue        and Passport Research, Ltd.; Vice President,
Pittsburgh, PA             Federated Investors, Inc.; Formerly: Executive Vice
CHIEF INVESTMENT           President and Senior Vice President, Federated

 OFFICER                   Investment Counseling Institutional Portfolio
                           Management Services Division; Senior Vice President,
                           Federated Research Corp., Federated Advisers, Federated
                           Management, Federated Research, and Passport

                           Research, Ltd.

Michael P. Donnelly        Senior Portfolio Manager and Vice President of two       $       0      $0 for the
Birthdate:  November 26,   investment companies in the Federated Fund Complex;                     Trust and
 1961                      Vice President, Federated Investment Counseling,                        1 other investment
Federated Investors        Federated Advisers, Federated Global Research                           company

 Tower                     Corp., Federated Management, Federated Research,                        in the Fund Complex
1001 Liberty Avenue        Federated Research Corp. and Passport Research, Ltd.;

Pittsburgh, PA             Registered Representative, Federated Securities Corp.
SENIOR PORTFOLIO           Formerly: Assistant Vice President Federated Advisers,

  MANAGER/VICE             Federated Management, Federated Research, Federated
 PRESIDENT                 Research Corp.  and Passport Research, Ltd.


## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 1.00% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



For the fiscal year ended October 31, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $6,756,211,031 for which the Fund paid $1,417,358 in brokerage commissions.

On October 31, 1998, the Fund owned securities of the following regular broker/dealers: $10,153,094 of securities of Bear, Stearns & Co., Inc., and $14,568,750 of securities of Morgan Stanley, Dean Witter, Discover Co.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum Administrative Fee         Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                        on the first $250 million
0.125 of 1%                        on the next $250 million
0.100 of 1%                        on the next $250 million
0.075 of 1%                        on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES




For the Year ended October 31,                   1998                    1997                    1996
-----------------------------------------------------------------------------------------------------------
Advisory Fee Earned                           $9,348,739             $7,175,722                $5,368,592
Advisory Fee Reduction                        $        0             $        0                $        0
Brokerage Commissions                         $1,417,358             $1,735,722                $1,132,666
Administrative Fee                            $1,033,896             $  766,339                $  559,347
Shareholder Services Fee                      $3,427,708                     NA                        NA


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, five- and ten-year periods ended October 31, 1998.

Yield given for the 30-day period ended October 31, 1998.




                                            30-Day Period    1 Year   5 Years    10 Years
------------------------------------------------------------------------------------------------
Total Return                                      NA         16.40%    19.11%     15.40%

------------------------------------------------------------------------------------------------
Yield                                           0.93%          NA        NA        NA
------------------------------------------------------------------------------------------------



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Dow Jones Industrial Average (DJIA)

Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Lipper Analytical Services, Inc.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.

An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500) Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.



Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW



Municipal Funds

In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government Funds

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas

Madden; U.S. fixed income -

William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the

Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



FEDERATED CLIENTS OVERVIEW



Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED STOCK TRUST

                                                   Federated Investors Fund

                                                   5800 Corporate Drive

                                                   Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.

                                                   Federated Investors Tower

                                                   1001 Liberty Avenue,

                                                   Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management

                                                   Federated Investors Tower

                                                   1001 Liberty Avenue,

                                                   Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company

                                                   P.O. Box 8600
                                                   Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company

                                                   P.O. Box 8600
                                                   Boston, MA 02266-8600

Independent Public Accountants



                                                   Ernst & Young LLP
                                                   200 Clarendon Street
                                                   Boston, MA 02116-5072






PART C.      OTHER INFORMATION

Item 23.       EXHIBITS:

               (a) Conformed copy of the Amended and Restated Declaration of Trust of the Registrant; (17)
               (b)    Copy of the Amended and Restated By-Laws of the

                      Registrant; (17)

                      (i) Copy of Amendment No. 6 to the By-Laws of the Registrant dated February 23, 1998; (17)

                      (ii)   Copy of Amendment No. 7 to the By-Laws of the
                             Registrant dated February 27, 1998; (17)
                      (iii)  Copy of Amendment No. 8 to the By-Laws of the
                             Registrant dated May 12, 1998; (17)
               (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (13)
               (d) Conformed copy of Investment Advisory Contract of the Registrant; (13)
               (e)    (i)    Conformed copy of the Distributor's Contract; (13)

                      (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24,1995. (File Number 33-38550 and 811-6269).

               (f)    Not applicable;

               (g)    (i)    Conformed copy of the Custodian Agreement of the
                             Registrant; (12)
                      (ii)   Conformed copy of Custodian Fee Schedule; (15)

               (h)    (i)    Conformed copy of Amended and Restated Shareholder
                             Services Agreement; (15)

                     (ii) Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (17)

                      (iii) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed wit the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

______

+       All exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No 23 on Form N-1A filed on December 27, 1994. (File Nos. 2-75756 and 811-3385)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on December 21, 1995. (File Nos. 2-75756 and 811-3385)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on October 24, 1997. (File Nos. 2-75756 and 811-3385)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on October 30, 1998. (File Nos. 2-75756 and 811-3385)

                      (iv) The response described in Item 23(e)(ii) are hereby incorporated by reference.

                      (i) Conformed copy of the Opinion and Consent of Counsel regarding legality of securities registered; (12)
                      (j)    Conformed copy of Consent of Independent
                             Auditors; +
                      (k)    Not applicable;

               (l)    Conformed Copy of the Initial Capital Understanding; (13)
               (m)Not applicable;
               (n)    Copy of Financial Data Schedules; +
               (o)    Not applicable;

(p)            (i)Conformed copy of Power of Attorney; (17)
(ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +
(iii)   Conformed copy of Power of Attorney of Treasurer of the Registrant; +

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

               None

Item 25.       INDEMNIFICATION: (8)

______

+       All exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on December 22, 1998. (File Nos. 2-75756 and 811-3385)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No 23 on Form N-1A filed on December 27, 1994. (File Nos. 2-75756 and 811-3385)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on December 21, 1995. (File Nos. 2-75756 and 811-3385)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on October 30, 1998. (File Nos. 2-75756 and 811-3385)

Item 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund -- Board of Trustees." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark
     D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.       PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Fund, also acts as principal underwriter for the following open-end investment companies:

     Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; Riggs Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; and Trust for Financial Institutions.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


        (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT
Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief

1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Executive Vice
Federated Investors Tower           President,                                President

1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary              --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




        (c)    Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                         Federated Investors Tower
                                                   1001 Liberty Avenue
                                                   Pittsburgh, PA  15222-3779
                                                   (Notices should be sent to
                                                   the Agent for Service at
                                                   above address)

                                                   Federated Investors Funds
                                                   5800 Corporate Drive
                                                   Pittsburgh, PA 15237-7000

Federated Shareholder Services Company             Federated Investors Tower
("Transfer Agent and Dividend                      1001 Liberty Avenue
Disbursing Agent")                                 Pittsburgh, PA  15222-3779

Federated Services Company                         Federated Investors Tower
("Administrator")                                  1001 Liberty Avenue

                                                   Pittsburgh, PA  15222-3779

Federated Management                               Federated Investors Tower
("Adviser")                                        1001 Liberty Avenue

                                                   Pittsburgh, PA  15222-3779

State Street Bank and Trust Company                P.O. Box 8600
("Custodian")                                      Boston, MA  02266-8600

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED STOCK TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of December, 1998.

                              FEDERATED STOCK TRUST

                      BY: /s/ Karen M. Brownlee
                      Karen M. Brownlee, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      December 30, 1998

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


     NAME                                TITLE                   DATE

By:   /s/  Karen M. Brownlee             Attorney In Fact  December 30, 1998
     Karen M. Brownlee                   For the Persons
     ASSISTANT SECRETARY                 Listed Below

     NAME                                   TITLE

John F. Donahue*                            Chairman and Trustee
                                            (Chief Executive Officer)

J. Thomas Madden*                           Chief Investment Officer

Glen R. Johnson*                            President

John W. McGonigle*                          Executive Vice President and
                                            Secretary

Richard J. Thomas*                          Treasurer
                                            (Principal Financial and
                                            Accounting Officer)

Thomas G. Bigley*                           Trustee

Nicholas P. Constantakis *                  Trustee

John T. Conroy, Jr.*                        Trustee

William J. Copeland*                        Trustee

James E. Dowd, Esq.*                        Trustee

Lawrence D. Ellis, M.D.*                    Trustee

Edward L. Flaherty, Jr., Esq.*              Trustee

Peter E. Madden*                            Trustee

John E. Murray, Jr., J.D., S.J.D.*          Trustee

Wesley W. Posvar*                           Trustee

Marjorie P. Smuts*                          Trustee

* By Power of Attorney